TRANSACTIONS WITH RELATED PARTIES (Transactions with TAT Industries) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Management fees	[1]			$ 29
Lease expenses	[2]			$ 424
Buildings [Member]
Related Party Transaction [Line Items]
Length of lease contract		24 years 11 months

[1]	According to the agreement between TAT and TAT Industries, TAT Industries will pay the Company an annual management fee in the amount of $50. The management fees are recorded as a reduction of general and administration expenses. Such services provided to TAT Industries until the purchase of TAT's shares by an outside investor on August 7, 2013
[2]	During 2000, TAT entered into a lease agreement with TAT Industries. As of August 7, 2013, following the sale of TAT's shares to an outside investor, TAT Industries is no longer considered a related party.